Parent Company (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-interest revenues
Gain on sale of securities									$ 100	$ 136	$ 126
Other									2,989	2,274	2,425
Total non-interest revenues									(28,820)	(27,927)	(26,927)
Interest income									7,179	7,005	6,854
Interest expense									(1,707)	(1,958)	(2,226)
Total revenues net of interest expense	(9,107)	(8,329)	(8,657)	(8,199)	(8,547)	(8,301)	(8,245)	(7,881)	(34,292)	(32,974)	(31,555)
Expenses
Salaries and employee benefits									6,095	6,191	6,597
Other									6,089	6,796	6,851
Total									(23,257)	(23,254)	(23,392)
Pretax loss	2,225	2,246	2,312	2,208	1,980	2,004	1,995	1,909	8,991	7,888	6,451
Income tax provision (benefit)									(3,106)	(2,529)	(1,969)
Net income	1,447	1,477	1,529	1,432	1,308	1,366	1,405	1,280	5,885	5,359	4,482
Parent Company [Member]
Non-interest revenues
Gain on sale of securities									99	135	121
Other									270	5	(12)
Total non-interest revenues									369	140	109
Interest income									141	134	137
Interest expense									(543)	(583)	(609)
Total revenues net of interest expense									(33)	(309)	(363)
Expenses
Salaries and employee benefits									275	206	165
Other									357	261	214
Total									632	467	379
Pretax loss									(665)	(776)	(742)
Income tax provision (benefit)									(249)	(297)	(258)
Net loss before equity in net income of subsidiaries and affiliates									(416)	(479)	(484)
Equity in net income of subsidiaries and affiliates									6,301	5,838	4,966
Net income									$ 5,885	$ 5,359	$ 4,482